OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Liabilities, Current [Abstract]
Other Current Liabilities

	September 30, 2013 (Unaudited)	December 31, 2012
Accrued payroll	$68,874	$486,906
Other tax payable	152,331	151,034
Accrued expense	159,069	39,071
Issuance cost of preferred stocks	-	37,096
Other payable	22,253	28,638
	$402,527	$742,745

	December 31, 2012	December 31, 2011

Accrued payroll	$486,906	$375,362
Other tax payable	151,034	132,285
Accrued expense	39,071	49,650
Issuance cost of preferred stocks	37,096	-
Other payable	28,638	62,732
	$742,745	$620,029